Deferred Charges, net	6 Months Ended
Jun. 30, 2025
Deferred Charges, net [Abstract]
Deferred Charges, net
4.	Deferred Charges, net:

The movement in deferred dry-docking costs, net in the accompanying unaudited interim consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2024	$2,205,544
Additions	3,864,258
Amortization	(522,455)
Balance June 30, 2025	$5,547,347

During the six months ended June 30, 2025, three of the Company’s dry bulk carrier vessels (the M/V Magic P, M/V Magic Ariel and M/V Magic Starlight) concluded scheduled dry-docking repairs.